Net finance expense (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of net finance expense recognized in profit or loss

(in thousands of USD)	2021	2020	2019
Interest income	1,896	3,687	6,529
Change in fair value of fuel derivatives recognized in P&L	1,668	2,800	—
Foreign exchange gains	11,370	15,009	14,043
Finance income	14,934	21,496	20,572

Interest expense on financial liabilities measured at amortized cost	(57,961)	(60,627)	(84,327)
Interest leasing	(2,378)	(3,287)	(4,811)
Change in fair value of fuel derivatives recognized in P&L	(8,966)	(1,723)	(51)
Fair value adjustment on interest rate swaps	(78)	(108)	(8,533)
Other financial charges	(14,265)	(9,936)	(7,474)
Foreign exchange losses	(11,893)	(15,872)	(14,607)
Finance expense	(95,541)	(91,553)	(119,803)

Net finance expense recognized in profit or loss	(80,607)	(70,057)	(99,231)

Disclosure of finance income and expenses not at fair value through profit or loss
The above finance income and expenses include the following in respect of assets (liabilities) not recognized at fair value through profit or loss:

	2021	2020	2019
Total interest income on financial assets	3,564	6,487	6,529
Total interest expense on financial liabilities	(66,927)	(62,350)	(84,378)
Total interest leasing	(2,378)	(3,287)	(4,811)
Total other financial charges	(14,265)	(9,936)	(7,474)

Disclosure finance expense recognized directly in equity

(in thousands of USD)	2021	2020	2019
Foreign currency translation differences for foreign operations	(482)	636	(112)
Cash flow hedges - effective portion of changes in fair value	9,852	(2,873)	(1,885)
Net finance expense recognized directly in equity	9,370	(2,237)	(1,997)
Attributable to:
Owners of the Company	9,370	(2,237)	(1,997)
Net finance expense recognized directly in equity	9,370	(2,237)	(1,997)
Recognized in:
Translation reserve	(482)	636	(112)
Hedging reserve	9,852	(2,873)	(1,885)